SELECTED STATEMENT OF OPERATIONS DATA (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General and Administrative Expense	$ 1,818	$ 1,834	$ 1,555
General and Administrative Expense [Member]
Payroll and related expenses	980	1,013	1,065
Depreciation and amortization	24	57	71
Insurances	67	85	114
Office expenses	117	123	78
Professional services	368	337	331
Allowance for doubtful accounts and bad debts	33	(5)	(201)
Other	$ 229	$ 224	$ 97